Pensions - Sensitivities of the present value of defined benefit obligation (Details) - Main Scheme - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Discount rate
Pensions
Increase in actuarial assumption (as a percent)	0.25%	0.25%
(Decrease)/Increase in obligation	£ (1,964)	£ (1,978)
Inflation
Pensions
Increase in actuarial assumption (as a percent)	0.25%	0.25%
(Decrease)/Increase in obligation	£ 1,329	£ 1,552
Pension increase
Pensions
Increase in actuarial assumption (as a percent)	0.25%	0.25%
(Decrease)/Increase in obligation	£ 1,328	£ 1,339
Longevity increase
Pensions
(Decrease)/Increase in obligation	£ 1,478	£ 1,522
Longevity increase of one year	1 year	1 year